UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                      THEODORE F. ZIMMER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2003

                 DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CRS in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                          (THE CATHOLIC FUNDS(R) LOGO)
                       GIVING VOICE TO CATHOLIC VALUESSM

                            THE CATHOLIC EQUITY FUND

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2003

The Catholic Equity Fund

PORTFOLIO MANAGER:

Mellon Equity Associates is an independently run, wholly owned subsidiary of Mellon Financial Corporation located in Pittsburgh, Pennsylvania. It has been advising passive and active accounts for institutional and individual clients since 1983. Today, we manage over $14 billion in assets for 113 clients.

The portfolio manger, Thomas Durante joined Mellon Equity Associates in January 2000. In addition to the Catholic Equity Fund, Mr. Durante manages several index accounts at Mellon Equity. Mr. Durante earned a BS in accounting from Fairfield University in 1982.

COMMENTARY:

For the twelve months ended September 30, 2003 Catholic Equity Fund ("Fund") produced a total return of 23.71% (Class A without sales load), compared to a return of the S&P 500 Composite Stock Price Index ("Index") of 24.40%. The primary difference between the Fund's performance and the Index's return was expenses and the net effect of the sampling strategy to compensate for the securities excluded due to the sanctity of life screen.

In the first half of this period, the Fund produced negative returns as poor consumer confidence weighed heavily on stocks. At the end of March, the armed conflict with Iraq ended and investors sought out stocks that had been severely punished during the bear market. This impressive rally continued throughout the summer as investors believed that the U.S. economy was accelerating and an improving corporate earnings picture would drive equity prices higher in the future.

All industry groups provided positive returns for the Catholic Equity Fund with technology and financial services having the greatest contribution to return. Technology stocks appreciated, as investors believed that increased business confidence would lead to increases in capital spending. A weaker dollar and cost cutting also gave a boost to the bottom line of many technology companies, especially semiconductor companies. Financial service companies also benefited as consumers and corporations refinanced at a record rate due to historically low interest rates. Banks and brokerage companies benefited from increased assets under management, cost cutting, and higher trading volume.

Over the past few weeks, a brighter picture has emerged for the U.S. economy. The Federal Reserve Bank has remained vigilant in maintaining low interest rates during this nascent economic recovery. In addition, fiscal stimulus has been added to the economy in the middle of the year should give consumers additional disposable income. We also believe the employment picture may have stabilized.

Large capitalization U.S. stocks should prosper in an environment that the Federal Reserve Bank has minimal fear of resurgent inflation and is employing a persistent easy monetary policy.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

               The Catholic Equity      The Catholic Equity       S&P 500
     Date         Fund - Class A       Fund - Class A w/load       Index
     ----         --------------       ---------------------       -----
     5/3/99          $10,000                   $9,600             $10,000
    6/30/99          $10,290                   $9,878             $10,306
    9/30/99           $9,690                   $9,302              $9,663
   12/31/99          $10,855                  $10,421             $11,101
    3/31/00          $11,155                  $10,709             $11,356
    6/30/00          $10,945                  $10,507             $11,055
    9/30/00          $10,965                  $10,526             $10,948
   12/31/00          $10,302                   $9,890             $10,092
    3/31/01           $9,338                   $8,964              $8,895
    6/30/01          $10,000                   $9,600              $9,416
    9/30/01           $8,464                   $8,126              $8,034
   12/31/01           $9,385                   $9,010              $8,893
    3/31/02           $9,334                   $8,961              $8,917
    6/30/02           $8,044                   $7,723              $7,722
    9/30/02           $6,632                   $6,367              $6,388
   12/31/02           $7,208                   $6,920              $6,927
    3/31/03           $6,962                   $6,684              $6,709
    6/30/03           $8,020                   $7,699              $7,742
    9/30/03           $8,204                   $7,876              $7,947

                             AVERAGE ANNUAL RETURNS
                               September 30, 2003

                                                     Since          Inception
                                     1 Year        Inception          Date
                                     ------        ---------        ---------
Class A (without sales load)         23.71%          -4.39%          5/3/99
Class A (with sales load)            18.76%          -5.28%          5/3/99

S&P 500 Index                        24.40%          -5.39%          5/3/99

Class C (without sales load)         23.69%          -7.09%          4/9/02
Class C (with sales load)            22.69%          -7.09%          4/9/02

S&P 500 Index                        24.40%          -5.89%          4/9/02

Class I                              24.19%          -7.26%          4/3/02

S&P 500 Index                        24.40%          -6.23%          4/3/02

Performance information prior to April 3, 2002 reflects performance of The Catholic Disciplined Capital Appreciation Fund, which had a similar, but not identical, investment program to that of the Catholic Equity Fund.

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's Adviser waived its management fees and/or reimbursed Fund expenses. Had the Adviser not done so, the Fund's total return would have been lower.

Class A performance has been restated to reflect the maximum sales charge of 4%. Class C performance reflects the maximum contingent sales charge (CDSC) of 1%, which terminates one year after the purchase of shares. Class I shares have no sales load and are for institutional shareholders only.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Current performance maybe lower or higher than the performance data quoted.

Performance data current to the most recent month-end can be found at our website, www.CatholicFunds.com

                                                        September 30, 2003
                            Ticker Symbols               Net Asset Values
                            --------------               ---------------
     Equity A                   CTHQX                         $7.99
     Equity C                   CTHSX                         $7.96
     Equity I                   CTHRX                         $8.00

                                TOP 10 HOLDINGS
                            As of September 30, 2003

                                                                  Percentage
                                                                      of
 Rank     Ticker      Security Name                               Net Assets
 ----     ------      -------------                               ----------
   1       MSFT       Microsoft Corporation                         3.20%
   2       GE         General Electric Company                      3.17%
   3       WMT        Wal-Mart Stores, Inc.                         2.60%
   4       XOM        Exxon Mobil Corp.                             2.58%
   5       C          Citigroup Inc.                                2.50%
   6       JNJ        Johnson & Johnson                             2.13%
   7       MRK        Merck & Co. Inc.                              2.09%
   8       INTC       Intel Corporation                             1.91%
   9       SPZ3       S&P 500 Futures Contracts
                        Expiring December 2003                      1.89%
  10       IBM        International Business
                        Machines Corporation (IBM)                  1.62%

SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2003

                                                        THE CATHOLIC EQUITY FUND

Common Stocks (97.9%)                                 Shares             Value
---------------------                                 ------             -----
3M Co.                                                 2,180          $150,573
Abbott Laboratories                                    6,050           257,427
ACE Limited                                              750            24,810
ADC Telecommunications,
  Inc.*<F4>                                            2,200             5,126
Adolph Coors Company                                     100             5,376
Adobe Systems
  Incorporated                                           700            27,482
Advanced Micro
  Devices, Inc.*<F4>                                   1,000            11,110
The AES Corporation*<F4>                               1,500            11,130
Aetna Inc.                                               400            24,412
AFLAC INCORPORATED                                     1,490            48,127
Agilent Technologies, Inc.*<F4>                        1,350            29,848
Air Products and
  Chemicals, Inc.                                        650            29,315
Alberto-Culver
  Company - Class B                                      200            11,764
Albertson's, Inc.                                      1,050            21,598
Alcoa Inc.                                             2,300            60,168
Allegheny Energy, Inc.*<F4>                              200             1,828
Allegheny
  Technologies, Inc.                                     100               655
Allergan, Inc.                                           765            60,228
Allied Waste
  Industries, Inc.*<F4>                                  600             6,480
The Allstate Corporation                               1,940            70,868
ALLTEL Corporation                                       890            41,243
Altera Corporation*<F4>                                1,150            21,735
Altria Group, Inc.                                     5,650           247,470
Ambac Financial
  Group, Inc.                                            350            22,400
Amerada Hess
  Corporation                                            250            12,525
Ameren Corporation                                       400            17,164
American Electric
  Power Company, Inc.                                  1,150            34,500
American Express
  Company                                              3,650           164,469
American Greetings
  Corporation - Class A*<F4>                             100             1,943
American International
  Group, Inc.                                          7,302           421,325
American Power
  Conversion Corporation                                 550             9,427
American Standard
  Companies Inc.*<F4>                                    200            16,850
AmerisourceBergen
  Corporation                                            657            35,511
Amgen Inc.*<F4>                                        3,640           235,035
AmSouth Bancorporation                                 1,050            22,281
Anadarko Petroleum
  Corporation                                            650            27,144
Analog Devices, Inc.*<F4>                              1,050            39,921
Andrew Corporation*                                      300             3,687
Anheuser-Busch
  Companies, Inc.                                      2,300           113,482
Anthem, Inc.*<F4>                                        400            28,532
AOL Time Warner Inc.*<F4>                             12,700           191,897
Aon Corporation                                          750            15,637
Apache Corporation                                       416            28,845
Apartment Investment &
  Management Company                                     300            11,808
Apollo Group, Inc. -
  Class A*<F4>                                           500            33,015
Apple Computer, Inc.*<F4>                              1,050            21,661
Applera Corporation -
  Applied Biosystems Group                               550            12,270
Applied Materials, Inc.*<F4>                           4,500            81,630
Applied Micro Circuits
  Corporation*<F4>                                       500             2,435
Archer-Daniels-Midland
  Company                                              1,850            24,254
Ashland Inc.                                             100             3,285
AT&T Corp.                                             2,100            45,255
AT&T Wireless
  Services Inc.*<F4>                                   7,400            60,532
Autodesk, Inc.                                           300             5,106
Automatic Data
  Processing, Inc.                                     1,600            57,360
AutoNation, Inc.*<F4>                                    750            13,155
AutoZone, Inc.*<F4>                                      275            24,621
Avaya Inc.*<F4>                                        1,100            11,990
Avery Dennison
  Corporation                                            250            12,630
Avon Products, Inc.                                      650            41,964
Baker Hughes
  Incorporated                                         1,050            31,070
Ball Corporation                                         200            10,800
Bank of America
  Corporation                                          4,130           322,305
The Bank of New York
  Company, Inc.                                        2,100            61,131
Bank One Corporation                                   3,230           124,839
C.R. Bard, Inc.                                          200            14,200
Bausch & Lomb
  Incorporated                                           100             4,415
Baxter International Inc.                              1,750            50,855
BB&T Corporation                                       1,550            55,661
The Bear Stearns
  Companies Inc.                                         290            21,692
Becton, Dickinson
  and Company                                            650            23,478
Bed Bath & Beyond Inc.*<F4>                              815            31,117
BellSouth Corporation                                  5,200           123,136
Bemis Company, Inc.                                      100             4,430
Best Buy Co., Inc.*<F4>                                  900            42,768
Big Lots, Inc.*<F4>                                      300             4,743
Biogen, Inc.*<F4>                                        400            15,292
Biomet, Inc.                                             650            21,846
BJ Services Company*<F4>                                 440            15,035
The Black & Decker
  Corporation                                            300            12,165
BMC Software, Inc.*<F4>                                  650            $9,054
The Boeing Company                                     2,300            78,959
Boise Cascade Corporation                                100             2,760
Boston Scientific
  Corporation*<F4>                                     1,140            72,732
Bristol-Myers Squibb
  Company                                              8,550           219,393
Broadcom Corporation -
  Class A*<F4>                                           850            22,627
Brown-Forman
  Corporation - Class B                                  200            15,824
Brunswick Corporation                                    300             7,704
Burlington Northern
  Santa Fe Corporation                                 1,050            30,313
Burlington Resources Inc.                                550            26,510
Calpine Corporation*<F4>                               1,000             4,890
Campbell Soup Company                                  1,150            30,475
Capital One Financial
  Corporation                                            650            37,076
Cardinal Health, Inc.                                  2,300           134,297
Carnival Corporation                                   1,750            57,558
Caterpillar Inc.                                         950            65,398
Cendant Corporation*<F4>                               2,900            54,201
CenterPoint Energy, Inc.                                 700             6,419
Centex Corporation                                       200            15,576
CenturyTel, Inc.                                         400            13,556
Charter One Financial, Inc.                              572            17,503
ChevronTexaco
  Corporation                                          2,986           213,350
Chiron Corporation*<F4>                                  550            28,429
The Chubb Corporation                                    500            32,440
CIENA Corporation*<F4>                                 1,100             6,501
CIGNA Corporation                                        400            17,860
Cincinnati Financial
  Corporation                                            400            15,984
Cinergy Corp.                                            500            18,350
Cintas Corporation                                       400            14,736
Circuit City Stores, Inc.                                600             5,718
Cisco Systems, Inc.*<F4>                              19,485           380,737
Citigroup Inc.                                        14,405           655,572
Citizens Communications
  Company*<F4>                                           750             8,408
Citrix Systems, Inc.*<F4>                                400             8,832
Clear Channel
  Communications, Inc.                                 1,675            64,152
The Clorox Company                                       575            26,375
CMS Energy Corporation                                   200             1,474
The Coca-Cola Company                                  6,805           292,343
Coca-Cola Enterprises Inc.                             1,250            23,825
Colgate-Palmolive
  Company                                              1,450            81,041
Comcast Corporation -
  Class A*<F4>                                         6,252           193,062
Comerica Incorporated                                    500            23,300
Computer Associates
  International, Inc.                                  1,650            43,082
Computer Sciences
  Corporation*<F4>                                       500            18,785
Compuware Corporation*<F4>                               800             4,288
Comverse Technology, Inc.*<F4>                           550             8,228
ConAgra Foods, Inc.                                    1,540            32,710
Concord EFS, Inc.*<F4>                                 1,450            19,821
ConocoPhillips                                         1,914           104,792
Consolidated Edison, Inc.                                565            23,029
Constellation Energy
  Group, Inc.                                            400            14,312
Convergys Corporation*<F4>                               400             7,336
Cooper Industries, Ltd. -
  Class A                                                300            14,409
Cooper Tire & Rubber
  Company                                                100             1,587
Corning Incorporated*<F4>                              3,850            36,267
Costco Wholesale
  Corporation*<F4>                                     1,250            38,850
Countrywide Financial
  Corporation                                            350            27,398
Crane Co.                                                100             2,341
CSX Corporation                                          550            16,088
Cummins Inc.                                             100             4,443
CVS Corporation                                        1,150            35,719
Dana Corporation                                         300             4,629
Danaher Corporation                                      500            36,930
Darden Restaurants, Inc.                                 400             7,600
Deere & Company                                          650            34,651
Dell Inc.*<F4>                                         7,170           239,406
Delphi Corporation                                     1,500            13,575
Delta Air Lines, Inc.                                    300             3,990
Deluxe Corporation                                       100             4,014
Devon Energy Corporation                                 650            31,324
Dillard's, Inc. - Class A                                300             4,194
Dollar General Corporation                             1,050            21,000
Dominion Resources, Inc.                                 950            58,805
R. R. Donnelley & Sons
  Company                                                300             7,461
Dover Corporation                                        650            22,990
The Dow Chemical
  Company                                              2,600            84,604
Dow Jones &
  Company, Inc.                                          300            14,205
DTE Energy Company                                       390            14,387
E. I. du Pont de Nemours
  and Company                                          2,800           112,028
Duke Energy Corporation                                2,600            46,306
Dynegy Inc. - Class A*<F4>                               600             2,160
Eastman Chemical
  Company                                                300            10,050
Eastman Kodak Company                                    750            15,705
Eaton Corporation                                        200            17,724
eBay Inc.*<F4>                                         1,750            93,643
Ecolab Inc.                                              900            22,725
Edison International*<F4>                                750            14,325
El Paso Corporation                                    1,545            11,278
Electronic Arts Inc.*<F4>                                400            36,892
Electronic Data Systems
  Corporation                                          1,250            25,250
EMC Corporation*<F4>                                   6,050            76,412
Emerson Electric Co.                                   1,150            60,547
Engelhard Corporation                                    400            11,068
Entergy Corporation                                      650            35,198
EOG Resources, Inc.                                      300            12,522
Equifax Inc.                                             400             8,908
Equity Office
  Properties Trust                                     1,171            32,238
Equity Residential                                       650            19,032
Exelon Corporation                                       950            60,325
Express Scripts, Inc.*<F4>                               200            12,230
Exxon Mobil Corporation                               18,498           677,027
Family Dollar Stores, Inc.                               500            19,945
Fannie Mae                                             2,700           189,540
Federated Department
  Stores, Inc.                                           550            23,045
Federated Investors, Inc.                                300             8,310
FedEx Corp.                                              850            54,766
Fifth Third Bancorp                                    1,550            85,978
First Data Corporation                                 2,100            83,916
First Tennessee National
  Corporation                                            300            12,738
FirstEnergy Corp.                                        850            27,115
Fiserv, Inc.*<F4>                                        550            19,926
FleetBoston Financial
  Corporation                                          3,000            90,450
Fluor Corporation                                        300            11,199
Ford Motor Company                                     5,100            54,927
Forest Laboratories, Inc.*<F4>                         2,350           120,908
Fortune Brands, Inc.                                     350            19,862
FPL Group, Inc.                                          550            34,760
Franklin Resources, Inc.                                 650            28,737
Freddie Mac                                            1,950           102,082
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                                 400            13,240
Gannett Co., Inc.                                        750            58,170
The Gap, Inc.                                          2,500            42,800
Gateway, Inc.*<F4>                                       500             2,830
General Dynamics
  Corporation                                            550            42,933
General Electric
  Company                                             27,935           832,742
General Mills, Inc.                                    1,050            49,423
General Motors
  Corporation                                          1,515            62,009
Genuine Parts Company                                    400            12,792
Genzyme Corporation*<F4>                                 650            30,063
Georgia-Pacific Corp                                     650            15,756
The Gillette Company                                   2,965            94,821
Golden West Financial
  Corporation                                            400            35,804
The Goldman Sachs
  Group, Inc.                                          1,350           113,265
Goodrich Corporation                                     300             7,272
The Goodyear Tire &
  Rubber Company                                         300             1,971
W.W. Grainger, Inc.                                      300            14,265
Great Lakes Chemical
  Corporation                                            100             2,011
Guidant Corporation                                      850            39,822
Halliburton Company                                    1,250            30,313
Harley-Davidson, Inc.                                    850            40,970
Harrah's
  Entertainment, Inc.                                    300            12,633
The Hartford Financial
  Services Group, Inc.                                   750            39,472
Hasbro, Inc.                                             400             7,472
Hercules Incorporated*<F4>                               200             2,266
Hershey Foods
  Corporation                                            400            29,072
Hewlett-Packard
  Company                                              8,457           163,728
Hilton Hotels Corporation                              1,050            17,031
H.J. Heinz Co.                                         1,050            35,994
The Home Depot, Inc.                                   6,350           202,248
Honeywell
  International Inc.                                   2,300            60,605
H&R Block, Inc.                                          490            21,144
Humana Inc.*<F4>                                         400             7,220
Huntington Bancshares
  Incorporated                                           650            12,863
Illinois Tool Works Inc.                                 900            59,634
IMS Health Incorporated                                  650            13,715
Ingersoll-Rand Company                                   500            26,720
Intel Corporation                                     18,235           501,645
International Business
  Machines Corporation
  (IBM)                                                4,815           425,309
International Flavors &
  Fragrances Inc.                                        275             9,097
International Game
  Technology                                             900            25,335
International Paper
  Company                                              1,290            50,336
The Interpublic Group
  of Companies, Inc.                                   1,150            16,238
Intuit Inc.*<F4>                                         665            32,080
ITT Industries, Inc.                                     225            13,464
Jabil Circuit, Inc.*<F4>                                 565            14,718
Janus Capital Group Inc.                                 550             7,684
J. C. Penney Company,
  Inc. - Holding Company                                 650            13,891
JDS Uniphase Corporation*<F4>                          3,850            13,860
Jefferson-Pilot Corporation                              400            17,752
John Hancock Financial
  Services, Inc.                                         750            25,350
Johnson & Johnson                                     11,300           559,576
Johnson Controls, Inc.                                   265            25,069
Jones Apparel Group, Inc.                                400            11,972
J.P. Morgan Chase & Co.                                5,700           195,681
KB HOME                                                  100             5,966
Kellogg Company                                        1,150            38,352
Kerr-McGee Corporation                                   250            11,160
KeyCorp                                                1,150            29,406
KeySpan Corporation                                      400            14,032
Kimberly-Clark
  Corporation                                          1,500            76,980
Kinder Morgan, Inc.                                      300            16,203
King Pharmaceuticals, Inc.*<F4>                          650             9,847
KLA-Tencor Corporation*<F4>                              550            28,270
Knight-Ridder, Inc.                                      200            13,340
Kohl's Corporation*<F4>                                1,015            54,303
The Kroger Co.*<F4>                                    2,100            37,527
Leggett & Platt,
  Incorporated                                           550            11,896
Lehman Brothers
  Holdings Inc.                                          650            44,902
Lexmark International,
  Inc.*<F4>                                              350            22,054
Eli Lilly and Company                                  5,200           308,880
Limited Brands                                         1,450            21,866
Lincoln National
  Corporation                                            500            17,690
Linear Technology
  Corporation                                            850            30,439
Liz Claiborne, Inc.                                      300            10,215
Lockheed Martin
  Corporation                                          1,250            57,687
Loews Corporation                                        450            18,167
Louisiana-Pacific
  Corporation*<F4>                                       200             2,756
Lowe's Companies, Inc.                                 2,140           111,066
LSI Logic Corporation*<F4>                             1,000             8,990
Lucent Technologies Inc.*<F4>                         11,650            25,164
Manor Care, Inc.                                         300             9,000
Marathon Oil Corporation                                 750            21,375
Marriott International,
  Inc. - Class A                                         650            27,969
Marsh & McLennan
  Companies, Inc.                                      1,440            68,558
Marshall & Ilsley
  Corporation                                            550            17,336
Masco Corporation                                      1,450            35,496
Mattel, Inc.                                           1,250            23,700
Maxim Integrated
  Products, Inc.                                         950            37,525
The May Department
  Stores Company                                         750            18,473
Maytag Corporation                                       300             7,491
MBIA Inc.                                                400            21,988
MBNA Corporation                                       3,600            82,080
McCormick & Company,
  Incorporated                                           300             8,226
McDonald's Corporation                                 3,450            81,213
The McGraw-Hill
  Companies, Inc.                                        550            34,171
McKesson Corporation                                   1,850            61,587
MeadWestvaco
  Corporation                                            550            14,025
Medco Health
  Solutions, Inc.*<F4>                                   875            22,689
MedImmune, Inc.*<F4>                                     650            21,456
Medtronic, Inc.                                        3,330           156,244
Mellon Financial
  Corporation                                          1,150            34,661
Merck & Co. Inc.                                      10,850           549,227
Mercury Interactive
  Corporation*<F4>                                       300            13,623
Meredith Corporation                                     100             4,617
Merrill Lynch & Co., Inc.                              2,600           139,178
MetLife, Inc.                                          2,100            58,905
MGIC Investment
  Corporation                                            300            15,621
Micron Technology, Inc.*<F4>                           1,750            23,485
Microsoft Corporation                                 30,240           840,370
Millipore Corporation*<F4>                               100             4,606
Molex Incorporated                                       550            15,725
Monsanto Company                                         650            15,561
Monster Worldwide Inc.*<F4>                              300             7,554
Moody's Corporation                                      390            21,438
Morgan Stanley                                         3,000           151,380
Motorola, Inc.                                         6,430            76,967
Nabors Industries, Ltd.*<F4>                             400            14,904
National City Corporation                              1,750            51,555
National Semiconductor
  Corporation*<F4>                                       550            17,759
Navistar International
  Corporation*<F4>                                       200             7,456
NCR Corporation*<F4>                                     300             9,507
Network Appliance, Inc.*<F4>                           1,050            21,557
The New York Times
  Company - Class A                                      400            17,384
Newell Rubbermaid Inc.                                   740            16,036
Newmont Mining
  Corporation                                          1,150            44,953
Nextel Communications,
  Inc. - Class A*<F4>                                  2,880            56,707
Nicor Inc.                                               100             3,514
NIKE, Inc. - Class B                                     750            45,615
NiSource Inc.                                            650            12,987
Noble Corporation*<F4>                                   350            11,896
Nordstrom, Inc.                                          400             9,924
Norfolk Southern
  Corporation                                          1,150            21,275
North Fork
  Bancorporation, Inc.                                   400            13,900
Northern Trust
  Corporation                                            550            23,342
Northrop Grumman
  Corporation                                            557            48,025
Novell, Inc.*<F4>                                        600             3,198
Novellus Systems, Inc.*<F4>                              400            13,500
Nucor Corporation                                        300            13,764
NVIDIA Corporation*<F4>                                  400             6,364
Occidental Petroleum
  Corporation                                          1,040            36,639
Office Depot, Inc.*<F4>                                  750            10,537
Omnicom Group Inc.                                       550            39,518
Oracle Corporation*<F4>                               14,580           163,588
PACCAR Inc                                               350            26,142
Pactiv Corporation*<F4>                                  400             8,112
Pall Corp.                                               300             6,732
Parametric Technology
  Corporation*<F4>                                       400             1,248
Parker-Hannifin
  Corporation                                            300            13,410
Paychex, Inc.                                          1,075            36,475
Peoples Energy
  Corporation                                            100             4,138
PeopleSoft, Inc.*<F4>                                    950            17,280
The Pepsi Bottling
  Group, Inc.                                            700            14,406
PepsiCo, Inc.                                          4,750           217,692
PerkinElmer, Inc.                                        300             4,593
PG&E Corporation*<F4>                                  1,150            27,485
Phelps Dodge
  Corporation*<F4>                                       300            14,040
Pinnacle West Capital
  Corporation                                            300            10,650
Pitney Bowes Inc.                                        650            24,908
Plum Creek Timber
  Company, Inc.                                          550            13,992
PMC-Sierra, Inc.*<F4>                                    300             3,957
PNC Financial Services
  Group                                                  850            40,443
Power-One, Inc.*<F4>                                     100             1,029
PPG Industries, Inc.                                     500            26,110
PPL Corporation                                          500            20,475
Praxair, Inc.                                            500            30,975
Principal Financial
  Group, Inc.                                          1,050            32,540
The Procter & Gamble
  Company                                              3,640           337,865
Progress Energy, Inc.                                    650            28,899
The Progressive
  Corporation                                            650            44,921
ProLogis                                                 500            15,125
Providian Financial
  Corporation*<F4>                                       800             9,432
Prudential Financial, Inc.                             1,550            57,908
Public Service Enterprise
  Group Incorporated                                     650            27,300
Pulte Homes, Inc.                                        200            13,602
QLogic Corporation*<F4>                                  300            14,103
QUALCOMM Inc                                           2,200            91,608
Quest Diagnostics
  Incorporated*<F4>                                      300            18,192
Qwest Communications
  International Inc.*<F4>                              4,500            15,300
RadioShack Corporation                                   400            11,364
Raytheon Company                                       1,150            32,200
Reebok International Ltd.                                100             3,343
Regions Financial
  Corporation                                            550            18,838
R.J. Reynolds Tobacco
  Holdings, Inc.                                         300            11,862
Robert Half
  International Inc.*<F4>                                400             7,800
Rockwell Automation, Inc.                                550            14,437
Rockwell Collins, Inc.                                   550            13,888
Rohm and Haas Company                                    550            18,397
Rowan Companies, Inc.*<F4>                               300             7,374
T. Rowe Price Group Inc.                                 300            12,378
Ryder System, Inc.                                       100             2,932
Sabre Holdings Corporation                               400             8,596
SAFECO Corporation                                       400            14,104
Safeway Inc.*<F4>                                      1,250            28,675
Sanmina-SCI Corporation*<F4>                           1,400            13,580
Sara Lee Corporation                                   2,100            38,556
SBC Communications Inc.                                9,150           203,588
Schering-Plough
  Corporation                                          9,650           147,066
Schlumberger Limited                                   1,600            77,440
The Charles Schwab
  Corporation                                          3,700            44,067
Scientific-Atlanta, Inc.                                 400            12,460
Sealed Air Corporation*<F4>                              300            14,169
Sears, Roebuck and Co.                                   750            32,797
Sempra Energy                                            550            16,148
The Sherwin-Williams
  Company                                                400            11,764
Siebel Systems, Inc.*<F4>                              1,400            13,608
Sigma-Aldrich Corporation                                200            10,388
Simon Property
  Group, Inc.                                            590            25,712
SLM Corporation                                        1,375            53,570
Snap-on Incorporated                                     100             2,765
Solectron Corporation*<F4>                             2,200            12,870
The Southern Company                                   2,005            58,787
SouthTrust Corporation                                 1,050            30,859
Southwest Airlines Co.                                 2,100            37,170
Sprint Corp - PCS Group*<F4>                           2,800            16,044
Sprint Corporation -
  FON Group                                            2,600            39,260
St. Jude Medical, Inc.*<F4>                              440            23,659
The St. Paul
  Companies, Inc.                                        650            24,070
The Stanley Works                                        300             8,856
Staples, Inc.*<F4>                                     1,350            32,063
Starbucks Corporation*<F4>                             1,150            33,120
Starwood Hotels &
  Resorts Worldwide, Inc.                                550            19,140
State Street Corporation                                 950            42,750
Stryker Corporation                                      590            44,433
Sun Microsystems, Inc.*<F4>                            8,550            28,300
SunGard Data Systems
  Inc.*<F4>                                              750            19,733
Sunoco, Inc.                                             300            12,066
SunTrust Banks, Inc.                                     750            45,277
SUPERVALU INC.                                           400             9,544
Symantec Corporation*<F4>                                500            31,510
Symbol Technologies, Inc.                                650             7,768
Synovus Financial Corp.                                  750            18,742
Sysco Corporation                                      1,815            59,369
Target Corporation                                     2,545            95,768
TECO Energy, Inc.                                        400             5,528
Tektronix, Inc.*<F4>                                     300             7,425
Tellabs, Inc.*<F4>                                     1,100             7,469
Temple-Inland Inc.                                       100             4,855
Teradyne, Inc.*<F4>                                      550            10,230
Texas Instruments
  Incorporated                                         4,800           109,440
Textron Inc.                                             400            15,780
Thermo Electron
  Corporation*<F4>                                       400             8,680
Thomas & Betts
  Corporation*<F4>                                       100             1,585
Tiffany & Co.                                            400            14,932
The TJX Companies, Inc.                                1,465            28,450
Torchmark Corporation                                    300            12,192
Toys "R" Us, Inc.*<F4>                                   550             6,617
Transocean Inc.*<F4>                                     750            15,000
Travelers Property
  Casualty Corp. - Class B                             2,781            44,162
Tribune Company                                          850            39,015
Tupperware Corporation                                   100             1,338
TXU Corp.                                                850            20,026
Tyco International Ltd.                                5,500           112,365
Union Pacific Corporation                                715            41,592
Union Planters Corporation                               550            17,402
Unisys Corporation*<F4>                                  750            10,148
United Parcel Service,
  Inc. - Class B                                       3,090           197,142
United States Steel
  Corporation                                            300             5,514
United Technologies
  Corporation                                          1,350           104,328
UnitedHealth Group
  Incorporated                                         1,600            80,512
Univision Communications
  Inc. - Class A*<F4>                                    950            30,334
Unocal Corporation                                       650            20,488
UnumProvident
  Corporation                                            750            11,077
U.S. Bancorp                                           5,300           127,147
UST Inc.                                                 400            14,072
VERITAS Software
  Corporation*<F4>                                     1,250            39,250
Verizon Communications
  Inc.                                                 7,617           247,095
V. F. Corporation                                        300            11,673
Viacom Inc. - Class B                                  4,900           187,670
Visteon Corporation                                      300             1,980
Vulcan Materials Company                                 300            11,973
Wachovia Corporation                                   3,650           150,343
Wal-Mart Stores, Inc.                                 12,200           681,370
Walgreen Co.                                           2,880            88,243
The Walt Disney Company                                5,650           113,961
Washington Mutual, Inc.                                2,695           106,102
Waste Management, Inc.                                 1,750            45,797
Waters Corporation*<F4>                                  400            10,972
Watson
  Pharmaceuticals, Inc.*<F4>                             300            12,507
WellPoint Health
  Networks Inc.*<F4>                                     400            30,832
Wells Fargo & Company                                  4,640           238,960
Wendy's International, Inc.                              300             9,690
Weyerhaeuser Company                                     650            37,992
Whirlpool Corporation                                    200            13,554
The Williams
  Companies, Inc.                                      1,400            13,188
Winn-Dixie Stores, Inc.                                  400             3,860
Worthington
  Industries, Inc.                                       340             4,270
Wm. Wrigley Jr. Company                                  590            32,627
Xcel Energy, Inc.                                      1,150            17,791
Xerox Corporation*<F4>                                 2,400            24,624
Xilinx, Inc.*<F4>                                      1,050            29,936
XL Capital Ltd - Class A                                 400            30,976
Yahoo! Inc.*<F4>                                       1,790            63,330
Yum! Brands, Inc.*<F4>                                   750            22,215
Zimmer Holdings, Inc.*<F4>                               690            38,019
Zions Bancorporation                                     300            16,755
                                                                   -----------
   TOTAL COMMON STOCKS
   (COST $26,351,632)                                               25,688,397
                                                                   -----------

Short-Term                                         Principal
Investments (1.9%)                                    Amount             Value
------------------                                 ---------             -----
FHLB Discount Note,
  0.085%, 10/01/03                                  $425,000       $   425,000
U.S. Treasury Bill,**<F5>
  0.890%, 12/18/03                                    85,000            84,838
                                                                   -----------
   TOTAL SHORT-TERM INVESTMENTS
   (COST $509,838)                                                     509,838
                                                                   -----------

   TOTAL INVESTMENTS (99.8%)
   (COST $26,861,470)                                               26,198,235
                                                                   -----------

   OTHER ASSETS,
   LESS LIABILITIES (0.2%)                                              41,917
                                                                   -----------

   TOTAL NET ASSETS
   (100.0%)                                                        $26,240,152
                                                                   -----------
                                                                   -----------

 *<F4>  Non-income producing security.
**<F5>  Security held at broker as collateral.

www.catholicfunds.com

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
AS OF SEPTEMBER 30, 2003

                                                        THE CATHOLIC EQUITY FUND

                                                                    Unrealized
Futures Contracts Purchased                           Contracts   Depreciation
---------------------------                           ---------   ------------
S&P 500 Index E-mini Futures
  Contracts Expiring December 2003 (Underlying Face
  Amount at Market Value $99,410)                             2          $(927)
S&P 500 Futures
  Contracts Expiring December 2003 (Underlying Face
  Amount at Market Value $497,050)                            2        (11,575)
                                                                      --------
   TOTAL FUTURES CONTRACTS PURCHASED                                  $(12,502)
                                                                      --------
                                                                      --------

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS & LIABILITIES

                                                        AS OF SEPTEMBER 30, 2003

                                                            The Catholic
                                                             Equity Fund
                                                            ------------
ASSETS
------
Investments, at cost                                         $26,861,470
Investments, at value                                         26,198,235
Cash                                                                 768
Dividends receivable                                              31,431
Receivable for investments sold                                   13,799
Receivable for Fund shares sold                                      120
Receivable from Adviser                                           58,087
Other assets                                                      51,246
                                                             -----------
            TOTAL ASSETS                                      26,353,686
                                                             -----------

LIABILITIES
-----------
Payable for investments purchased                                 15,045
Payable for Fund shares redeemed                                  31,483
Payable to broker                                                  5,525
Accrued expenses and other liabilities                            61,481
                                                             -----------
            TOTAL LIABILITIES                                    113,534
                                                             -----------

NET ASSETS                                                   $26,240,152
                                                             -----------
                                                             -----------

NET ASSETS CONSIST OF:
----------------------
Paid in capital                                              $31,159,185
Undistributed net investment income                              143,817
Undistributed net realized loss
  on investments and futures contracts                        (4,387,113)
Net unrealized depreciation on:
    Investments                                                 (663,235)
    Futures contracts                                            (12,502)
                                                             -----------
NET ASSETS                                                   $26,240,152
                                                             -----------
                                                             -----------

CLASS A SHARES
--------------
Net assets                                                    $4,683,756
Shares authorized ($0.001 par value)                         100,000,000(1)<F6>
Shares issued and outstanding                                    586,154
Net asset value, redemption price
  and minimum offering price per share                             $7.99
Maximum offering price per share ($7.99/0.96)                      $8.32

CLASS C SHARES
--------------
Net assets                                                    $3,016,387
Shares authorized ($0.001 par value)                         100,000,000(1)<F6>
Shares issued and outstanding                                    378,997
Net asset value and offering price per share                       $7.96

CLASS I SHARES
--------------
Net assets                                                   $18,540,009
Shares authorized ($0.001 par value)                         100,000,000(1)<F6>
Shares issued and outstanding                                  2,318,097
Net asset value, redemption price
  and offering price per share                                     $8.00

(1)<F6> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

www.catholicfunds.com

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENT OF OPERATIONS

                                           FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                  The Catholic
                                                                   Equity Fund
                                                                  ------------
INVESTMENT INCOME
-----------------
Dividend income                                                       $330,027
Interest income                                                          2,179
                                                                    ----------
            TOTAL INCOME                                               332,206
                                                                    ----------

EXPENSES
--------
Investment advisory fees                                                93,402
Transfer agent fees and expenses                                        77,966
Portfolio accounting fees                                               64,088
Federal and state registration fees                                     41,607
Custody fees                                                            22,492
Legal fees                                                              22,237
Printing and postage expenses                                           21,311
Audit fees                                                              17,655
12b-1 fees - Class A                                                     9,074
12b-1 fees - Class C                                                     8,189
Directors' fees and expenses                                             3,411
Other                                                                   44,258
                                                                    ----------
            TOTAL EXPENSES                                             425,690
                                                                    ----------
Less waivers and reimbursements by Adviser                            (280,394)
                                                                    ----------
            NET EXPENSES                                               145,296
                                                                    ----------

NET INVESTMENT INCOME                                                  186,910
                                                                    ----------
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss) on:
    Investments                                                       (601,881)
    Futures contracts                                                   60,648
Net change in unrealized appreciation/depreciation on:
    Investments                                                      4,116,483
    Futures contracts                                                  (12,502)
                                                                    ----------
            NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS          3,562,748
                                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $3,749,658
                                                                    ----------
                                                                    ----------

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CATHOLIC EQUITY FUND

                                                                For the Year Ended September 30,
                                                                --------------------------------
                                                                 2003(1)<F7>         2002(1)<F7>
                                                                 -----------         -----------
OPERATIONS
----------
Net investment income                                              $186,910             $51,887
Net realized loss on investments and futures contracts             (541,233)           (957,717)
Net change in unrealized appreciation/depreciation
  on investments and futures contracts                            4,103,981          (3,719,227)
                                                                -----------         -----------
            CHANGE IN NET ASSETS
            RESULTING FROM OPERATIONS                             3,749,658          (4,625,057)
                                                                -----------         -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
Distributions from net investment income                            (10,347)                 --
Distributions from net realized gain on investments                      --             (93,974)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
Distributions from net investment income                                (20)                 --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
Distributions from net investment income                            (89,356)                 --
                                                                -----------         -----------
            CHANGE IN NET ASSETS FROM
            DISTRIBUTIONS TO SHAREHOLDERS                           (99,723)            (93,974)
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                               5,008,504          12,592,074
Net proceeds from acquisition (Note 7)                            6,305,312          11,898,101
Net asset value of shares issued to shareholders
  in payment of distributions declared                               99,324              87,639
Cost of shares redeemed                                          (1,523,231)        (11,683,790)
                                                                -----------         -----------
            CHANGE IN NET ASSETS FROM CAPITAL
            SHARE TRANSACTIONS                                    9,889,909          12,894,024
                                                                -----------         -----------

            CHANGE IN NET ASSETS                                 13,539,844           8,174,993
                                                                -----------         -----------
NET ASSETS, BEGINNING OF PERIOD                                  12,700,308           4,525,315
                                                                -----------         -----------
NET ASSETS, END OF PERIOD                                       $26,240,152         $12,700,308
                                                                -----------         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                                $143,817             $59,541
                                                                -----------         -----------
                                                                -----------         -----------

(1)<F7> Information contained in this statement for the period October 1, 2001 through April 2, 2002 reflects the operations of The Catholic Disciplined Capital Appreciation Fund. The information for the period April 3, 2002 through September 30, 2003 reflects the operations of The Catholic Equity Fund. (Note 1)

www.catholicfunds.com

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

                                              THE CATHOLIC EQUITY FUND - CLASS A

                                                                                                               For the
                                                        For the Year Ended September 30,                     Period Ended
                                            ---------------------------------------------------------         Sept. 30,
                                            2003(7)<F14>   2002(7)<F14>   2001(7)<F14>   2000(7)<F14>    1999(1)<F8>(7)<F14>
                                            ------------   ------------   ------------   ------------    -------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                             $6.48          $8.43         $10.95          $9.69              $10.00

Net investment income (loss)                     0.04           0.06          (0.04)(5)<F12> (0.03)(5)<F12>         --(6)<F13>
Net realized and unrealized
  gain (loss) on investments                     1.49          (1.83)         (2.45)          1.31               (0.31)
                                                -----          -----         ------         ------              ------
            TOTAL FROM
            INVESTMENT OPERATIONS                1.53          (1.77)         (2.49)          1.28               (0.31)
                                                -----          -----         ------         ------              ------

Distributions from net
  investment income                             (0.02)            --             --             --                  --
Distributions from net
  realized gain                                    --          (0.18)         (0.03)         (0.02)                 --
                                                -----          -----         ------         ------              ------
            TOTAL DISTRIBUTIONS                 (0.02)         (0.18)         (0.03)         (0.02)                 --
                                                -----          -----         ------         ------              ------

NET ASSET VALUE,
  END OF PERIOD                                 $7.99          $6.48          $8.43         $10.95               $9.69
                                                -----          -----         ------         ------              ------
                                                -----          -----         ------         ------              ------

Total return(2)<F9>                             23.71%        -21.65%        -22.81%         13.16%              -3.10%(3)<F10>

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net assets, end of period                  $4,683,756     $2,865,775     $4,525,315     $4,671,129          $3,365,592
Ratio of expenses
  to average net assets:
     Before expense waivers
       and reimbursements(4)<F11>                2.44%          2.48%          3.05%          3.31%               4.83%
     After expense waivers
       and reimbursements(4)<F11>                0.95%          1.23%          1.75%          1.75%               1.75%
Ratio of net investment income
  (loss) to average net assets:
     Before expense waivers
       and reimbursements(4)<F11>               (0.66)%        (0.94)%        (1.75)%        (1.89)%             (3.11)%
     After expense waivers
       and reimbursements(4)<F11>                0.83%          0.31%         (0.45)%        (0.33)%             (0.03)%
Portfolio turnover rate                          9.46%(8)<F15> 31.23%(3)<F10> 39.17%         28.78%               2.44%(3)<F10>

(1)<F8> Reflects operations for the period from May 3, 1999 (commencement of operations), to September 30, 1999.
(2)<F9>    Based on net asset value, which does not reflect the sales charge.
(3)<F10>   Not annualized.
(4)<F11>   Computed on an annualized basis.
(5)<F12> Per share net investment loss has been calculated prior to tax adjustments.
(6)<F13>   Less than one cent per share.
(7)<F14> Information for the periods ended September 30, 1999, 2000, 2001 and October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through September 30, 2003 reflects the operations of The Catholic Equity Fund. (Note 1)
(8)<F15> Portfolio turnover rate excludes purchases and sales from merger. (Note 5)

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS C

                                                                             For the Year Ended
                                                                                September 30,
                                                                         ----------------------------
                                                                         2003            2002(1)<F16>
                                                                         ----            ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $6.48               $8.92

Net investment income                                                     0.04                0.01
Net realized and unrealized gain (loss) on investments                    1.48               (2.45)
                                                                         -----               -----
            TOTAL FROM INVESTMENT OPERATIONS                              1.52               (2.44)
                                                                         -----               -----

Distributions from net investment income                                 (0.04)                 --
                                                                         -----               -----
            TOTAL DISTRIBUTIONS                                          (0.04)                 --
                                                                         -----               -----

NET ASSET VALUE, END OF PERIOD                                           $7.96               $6.48
                                                                         -----               -----
                                                                         -----               -----

Total return(2)<F17>                                                     23.69%             -27.47%(3)<F18>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                                           $3,016,387              $3,432
Ratio of expenses to average net assets:
     Before expense waivers and reimbursements(4)<F19>                    2.94%               3.71%
     After expense waivers and reimbursements(4)<F19>                     1.20%               1.20%
Ratio of net investment income (loss)
  to average net assets:
     Before expense waivers and reimbursements(4)<F19>                   (1.16)%             (1.84)%
     After expense waivers and reimbursements(4)<F19>                     0.58%               0.67%
Portfolio turnover rate                                                   9.46%(5)<F20>      31.23%(3)<F18>

(1)<F16> Reflects operations for the period from April 9, 2002 (commencement of operation), to September 30, 2002. (Note 1)
(2)<F17> Based on net asset value, which does not reflect the contingent deferred sales charge.
(3)<F18>  Not annualized.
(4)<F19>  Computed on an annualized basis.
(5)<F20> Portfolio turnover rate excludes purchases and sales from merger. (Note 5)

www.catholicfunds.com

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS I

                                                                             For the Year Ended
                                                                                September 30,
                                                                         ----------------------------
                                                                         2003            2002(1)<F21>
                                                                         ----            ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $6.49               $9.02

Net investment income                                                     0.07                0.02
Net realized and unrealized gain (loss) on investments                    1.49               (2.55)
                                                                         -----               -----
            TOTAL FROM INVESTMENT OPERATIONS                              1.56               (2.53)
                                                                         -----               -----

Distributions from net investment income                                 (0.05)                 --
                                                                         -----               -----
            TOTAL DISTRIBUTIONS                                          (0.05)                 --
                                                                         -----               -----

NET ASSET VALUE, END OF PERIOD                                           $8.00               $6.49
                                                                         -----               -----
                                                                         -----               -----

Total return                                                             24.19%             -28.05%(2)<F22>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                                          $18,540,009          $9,831,101
Ratio of expenses to average net assets:
     Before expense waivers and reimbursements(3)<F23>                    2.19%               2.55%
     After expense waivers and reimbursements(3)<F23>                     0.70%               0.70%
Ratio of net investment income (loss)
  to average net assets:
     Before expense waivers and reimbursements(3)<F23>                   (0.41)%             (0.82)%
     After expense waivers and reimbursements(3)<F23>                     1.08%               1.03%
Portfolio turnover rate                                                   9.46%(4)<F24>      31.23%(2)<F22>

(1)<F21> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002. (Note 1)
(2)<F22>  Not annualized.
(3)<F23>  Computed on an annualized basis.
(4)<F24> Portfolio turnover rate excludes purchases and sales from merger. (Note 5)

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                                                        AS OF SEPTEMBER 30, 2003

1. ORGANIZATION
---------------

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of one diversified series, The Catholic Equity Fund (the "Fund"). At the close of business on April 2, 2002, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization. In 2002, the Company designated three classes of Fund shares:
Class A, Class C and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. All outstanding shares of the Disciplined Capital Appreciation Fund were redesignated as Class A shares effective on March 25, 2002. Class A shares are subject to an initial maximum sales charge of 4.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class C shares became effective on March 25, 2002 and commenced operations on April 9, 2002. Class C shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class I shares became effective on March 25, 2002 and commenced operations on April 3, 2002. Class I shares are no-load shares. The Fund is managed by Catholic Financial Services Corporation (the "Adviser"). At the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund ("CVIT"). (See Note 7)

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

B) STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended September 30, 2003 were as follows:

                                    Ordinary                Long-term
                                     income               capital gains
                                    --------              -------------
Equity Fund                         $99,723                  $    --

The tax character of distributions paid during the year ended September 30, 2002 were as follows:

                                    Ordinary                Long-term
                                     income               capital gains
                                    --------              -------------
Equity Fund                         $    --                  $93,974

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of September 30, 2003, the Fund had net capital loss carryforwards of $3,395,933 that expire in varying amounts through 2011. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards, subject to certain IRS limitations. As of September 30, 2003, the Fund had post-October losses of $367,732, which are not recognized for tax purposes until the first day of the following fiscal year.

As of September 30, 2003, the components of capital on a tax basis were as follows:

                                                                Equity Fund
                                                                -----------
Cost of investments                                             $27,497,265
                                                                -----------
                                                                -----------
Gross unrealized appreciation                                   $ 1,975,437
Gross unrealized depreciation                                    (3,274,467)
                                                                -----------
Net unrealized appreciation/depreciation                        $(1,299,030)
                                                                -----------
                                                                -----------
Undistributed ordinary income                                   $   143,662
Undistributed long-term capital gain                                     --
                                                                -----------
Total distributable earnings                                    $   143,662
                                                                -----------
                                                                -----------
Other accumulated gains/losses                                  $(3,763,665)
                                                                -----------
Total accumulated earnings/losses                               $(4,919,033)
                                                                -----------
                                                                -----------

E) EXPENSES

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Equity Fund are allocated between each class' respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Equity Fund to which the Distribution Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------

The Fund has entered into an agreement with the Adviser, with whom certain Officers and Directors of the Fund are affiliated, to furnish investment advisory services to the Fund. The terms of the agreement are as follows:

The Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.95%, 1.20% and 0.70% of the average daily net assets of the Fund - Class A, Class C and Class I shares, respectively. The expense cap agreement terminates on September 30, 2004.

The Adviser has entered into a sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon"). The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement is as follows: 0.12% on the first $50 million; 0.06% of the Fund's average daily net assets in excess of $50 million.

For the year ended September 30, 2003, expenses of $280,394 were reimbursed by the Adviser for the Fund. The Adviser may terminate the waiver and expense reimbursement after September 30, 2004.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% and 0.75% of its net assets for the Fund - Class A and Class C, respectively, computed on a daily basis, to finance certain activities relating to the distribution of its shares to investors. For the year ended September 30, 2003, 12b-1 distribution expenses of $9,074 and $8,189 were paid from Class A and Class C, respectively. These expenses were remitted to the Adviser, who also acts as distributor for the shares of each Fund. The Adviser also received sales charges from the sale of Class A shares of $13,486 for the year ended September 30, 2003. There were no contingent deferred sales charges paid to the Adviser for the redemption of Class C shares during the year ended September 30, 2003. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
-----------------------------

Transactions of shares of the Fund was as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES

                                                                 For the Year Ended September 30,
                                               --------------------------------------------------------------------
                                                         2003                                 2002(1)<F25>
                                               ---------------------------              ---------------------------
                                               Amount               Shares              Amount              Shares
                                               ------               ------              ------              ------
Shares sold                                  $1,461,659             190,558            $603,783              62,346
Shares issued to effect
  acquisition (Note 7)                               --                  --          11,898,101           1,319,159
Shares issued to holders in
  reinvestment of distributions                   9,948               1,410              87,639               9,642
Shares redeemed                                (352,815)            (47,886)        (11,683,790)(4)<F28> (1,485,840)
                                             ----------            --------         -----------          ----------
          NET INCREASE (DECREASE)            $1,118,792             144,082            $905,733             (94,693)
                                             ----------            --------         -----------          ----------

THE CATHOLIC EQUITY FUND - CLASS C SHARES

                                                                 For the Year Ended September 30,
                                               --------------------------------------------------------------------
                                                          2003                                 2002(2)<F26>
                                               ---------------------------              ---------------------------
                                               Amount               Shares              Amount              Shares
                                               ------               ------              ------              ------
Shares sold                                     $59,595               7,525              $3,500                 530
Shares issued to effect
  acquisition (Note 7)                        2,897,282             389,799                  --                  --
Shares issued to holders in
  reinvestment of distributions                      20                   3                  --                  --
Shares redeemed                                (149,628)            (18,860)                 --                  --
                                             ----------            --------         -----------          ----------
          NET INCREASE                       $2,807,269             378,467              $3,500                 530
                                             ----------            --------         -----------          ----------

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                                                 For the Year Ended September 30,
                                               --------------------------------------------------------------------
                                                          2003                                 2002(3)<F27>
                                               ---------------------------              ---------------------------
                                               Amount               Shares              Amount              Shares
                                               ------               ------              ------              ------
Shares sold                                  $3,487,250             465,483         $11,984,791(4)<F28>   1,514,717
Shares issued to effect
  acquisition (Note 7)                        3,408,030             456,947                  --                  --
Shares issued to holders in
  reinvestment of distributions                  89,356              12,693                  --                  --
Shares redeemed                              (1,020,788)(5)<F29>   (131,743)                 --                  --
                                             ----------            --------         -----------          ----------
          NET INCREASE                       $5,963,848             803,380         $11,984,791           1,514,717
                                             ----------            --------         -----------          ----------

(1)<F25> Share transactions for the period October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Share transactions for the period April 3, 2002 through September 30, 2002 reflect the operations of The Catholic Equity Fund. (Note 1)
(2)<F26> Reflects operations for the period from April 9, 2002 (commencement of operations) to September 30, 2002.
(3)<F27> Reflects operations for the period from April 3, 2002 (commencement of operations) to September 30, 2002.
(4)<F28> Includes $10,758,990 redeemed from Class A and immediately reinvested in Class I Shares.
(5)<F29> Includes $958,818 redeemed from Class I and immediately reinvested in Class A Shares.

5. INVESTMENT TRANSACTIONS
--------------------------

The aggregate purchases and sales of securities, excluding short-term investments for The Catholic Equity Fund, for the year ended September 30, 2002 were $11,327,378 and $1,745,549, respectively. There were no purchases and sales of U.S. government securities for the Fund. The purchase and sale amounts above do not include $3,974,606 of purchases and $3,951,488 of sales that occurred in an effort to realign the Fund's portfolio of securities as part of the CVIT Fund merger described in Note 7.

6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUND (UNAUDITED)
---------------------------------------------------------------------

At a Special Meeting of Shareholders of The Catholic Values Investment Trust
(CVIT) held on May 21, 2003, shareholders approved the following proposals:

To approve an Agreement and Plan of Reorganization involving CVIT, under which
(a) The Catholic Equity Fund, a series of The Catholic Funds, Inc., would acquire substantially all of the assets and stated liabilities of CVIT in exchange solely for shares of The Catholic Equity Fund and (b) CVIT would distribute such shares of The Catholic Equity Fund, pro rata, to CVIT shareholders in liquidation of CVIT.

                                % FUND      % VOTED
     SHARE                      SHARES      SHARES                                                       NO
     CLASS                     IN FAVOR    IN FAVOR        FOR          AGAINST       ABSTAIN    DESIGNATION*<F30>
     -----                     --------    --------        ---          -------       -------    -----------------
     Individual                 50.71%      92.88%     170,976.347     12,635.412     1,066.753      7,841.586
     Institutional Service      73.40%      78.62%     319,573.797         0         87,553.575      2,462.794

*<F30>  Counts as "For"

7. ACQUISITION INFORMATION
--------------------------

Effective at the close of business on April 2, 2002, The Catholic Equity Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Equity Fund issued 1,864,487 shares (valued at $16,816,919) for the 582,068, 699,484 and 545,328 shares outstanding for The
Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively. The net assets of $5,712,323, $6,185,778 and $4,918,818 of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively, included net unrealized appreciation (depreciation) on investments of $124,750, $(177,234) and $(398,551), and accumulated net realized losses of $(183,267), $(874,354) and $(170,097), respectively. The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds also had capital loss carryforwards which were combined with those of The Catholic Equity Fund. Subject to IRS regulations, The Catholic Equity Fund may use capital loss carryforwards of $179,611 from The Catholic Equity Income Fund, $817,512 from The Catholic Large-Cap Growth Fund and $168,922 from The Catholic Disciplined Capital Appreciation Fund.

Effective at the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund. The Fund issued 846,746 shares (valued at $6,305,312) for the 731,699 shares outstanding for The Catholic Values Investment Trust. The net assets of CVIT included net unrealized depreciation on investments of $76,810 and accumulated net realized losses of $3,017. CVIT also had capital loss carryforwards of $2,706,972, which, subject to certain IRS limitations, has been limited to $1,841,041. These capital loss carryforwards have been combined with those of the Fund.

REPORT OF INDEPENDENT AUDITORS

                                                        THE CATHOLIC FUNDS, INC.

To the Board of Directors and Shareholders of The Catholic Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Catholic Equity Fund (hereafter referred to as the "Fund") at September 30, 2003, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods ended September 30, 2001, 2000, and 1999 were audited by other independent auditors whose report dated October 25, 2001, except for Note 6, as to which the date is November 12, 2001, expressed and unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
October 31, 2003

DIRECTORS AND OFFICERS (UNAUDITED)

                                                        THE CATHOLIC FUNDS, INC.

                                                                                                  Number of
                                                                                                  Portfolios in    Other
                                                Term of Office                                    Complex          Directorships
                               Position(s)      and Length of     Principal Occupation(s)         Overseen by      Held by
Name, Address and Age          Held with CFI    Time Served       During Past 5 Years             Director         Director
---------------------          -------------    --------------    -----------------------         -------------    -------------
INDEPENDENT DIRECTORS:
----------------------
Thomas A. Bausch, PhD          Director         Indefinite,       Professor of Management,             1           None
1100 W. Wells St.                               until successor   Marquette University since 1978.
Milwaukee, WI  53233                            elected.
Age: 65
                                                Since 1999

J. Michael Borden              Director         Indefinite,       Chief Executive Officer of           1           Trustee,
1100 W. Wells St.                               until successor   HUFCOR (1978-present).                           Jefferson
Milwaukee, WI  53233                            elected.                                                           Fund Group
Age: 66                                                                                                            Mutual Funds
                                                Since 1999

Daniel R. Doucette             Director         Indefinite,       President and CEO Milwaukee          1           None
1100 W. Wells St.                               until successor   Insurance (1989 to present).
Milwaukee, WI  53233                            elected.
Age: 54
                                                Since 1999

Conrad L. Sobczak              Director         Indefinite,       Retired; President and CEO, Family   1           None
1100 W. Wells St.                               until successor   Health Systems (1987 to 1998).
Milwaukee, WI  53233                            elected.
Age: 65
                                                Since 1999
INTERESTED DIRECTORS:
---------------------
Daniel J. Steininger(1)<F31>   Director,        Indefinite,       CEO-Catholic Knights                 1           None
1100 W. Wells St.              Chairman         until successor   since 1981.
Milwaukee, WI  53233           of the Board     elected.
Age: 58
                                                Since 1999

Allan G. Lorge(1)<F31>         Director,        Indefinite,       CFO-Catholic Knights                 1           None
1100 W. Wells St.              Vice President,  until successor   since 1986.
Milwaukee, WI  53233           Secretary and    elected.
Age: 53                        Chief Financial
                               Officer
                                                Since 1999

Thomas J. Munninghoff(2)<F32>  Director         Indefinite,       CPA-Munninghoff, Lange and Co.       1           None
1100 W. Wells St.                               until successor   (Accounting Firm) since 1983.
Milwaukee, WI  53233                            elected.
Age: 56
                                                Since 1999

OFFICERS:
---------
Theodore F. Zimmer             President        One year term,    General Counsel-Catholic             n/a         n/a
1100 W. Wells St.                               subject to        Knights since 1997.
Milwaukee, WI  53233                            election by
Age: 62                                         Board of
                                                Directors
                                                or until
                                                successor
                                                is elected.

                                                Since 2002

Russell J. Kafka               Treasurer        One year term,    Vice President-Investments,          n/a         n/a
1100 W. Wells St.                               subject to        Catholic Knights
Milwaukee, WI  53233                            election by       since 1985.
Age: 59                                         Board of
                                                Directors
                                                or until
                                                successor
                                                is elected.

                                                Since 1999

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-222-2402.

(1)<F31> Messrs. Steininger and Lorge are considered to be "interested persons" (as defined in the 1940 Act) of The Catholic Funds, Inc. by virtue of their positions with Catholic Knights and Catholic Financial Services Corporation.
(2)<F32> Mr. Munninghoff is considered to be an "interested person" (as defined in the 1940 Act) of The Catholic Funds, Inc. by virtue of the fact that he is a director of Catholic Order of Foresters, a shareholder of Catholic Financial Services Corporation.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions and the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger
Chairman of the Board
Thomas Bausch
J. Michael Borden
Daniel Doucette
Allan Lorge
Thomas Munninghoff
Conrad Sobczak

OFFICERS
--------
Theodore Zimmer
President
Allan Lorge
Vice President, Secretary and
  Chief Financial Officer
Russell Kafka
Treasurer

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISER
----------
Mellon Equity Associates, LLP
500 Grant St., Suite 4200
Pittsburgh, PA  15258

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT AUDITORS
--------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI   53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI 53233

Catholic Order of Foresters
Robert Ciesla, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL 60566-7012

Catholic Knights of America
John Kenawell, President
3525 Hampton Avenue
St.  Louis, MO 63139-1980

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

   This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

    The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or disapproved of the Funds as an investment.

                 (CATHOLIC FINANCIAL SERVICES CORPORATION LOGO)
                        GIVING VOICE TO CATHOLIC VALUES

                  1100 West Wells Street o Milwaukee, WI 53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Board of Directors of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

     Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, the Board has determined that no member has all of such required attributes. Each member of the Registrant's audit committee completed a Questionnaire which elicited information regarding their education, training, knowledge and experience in accounting matters and the preparation of financial statements, especially as they relate to mutual funds. The Board reviewed this information in the context of the nature of the accounting principles applicable to the Registrant, as well as the Registrant's underlying internal controls and reporting mechanisms and, based on this review, determined that the members of the Registrant's audit committee, as a group, have the education, training, knowledge and experience necessary to perform the audit committee's responsibilities, including the evaluation of the financial state-ments of the Registrant. In addition, the Board determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts. The Board also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-CSR.

     Notwithstanding the existing competence of the audit committee members in this regard, the nominating committee of the Board of Directors has determined that, as occasion arises to consider adding additional independent Directors to the Board or to fill vacancies that might arise, the nominating committee will consider as one factor in identifying desirable candidates the possession of attributes that would qualify such candidate as an "audit committee financial expert."

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable at this time.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant, insofar as the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEMS 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  Within 90 days prior to the
          -----------------------------------
filing of this report on Form N-CSR, the Registrant's President (Principal Executive Officer) and its Chief Financial Officer (Principal Financial Officer) reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, such officers determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in this report on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

     (b)  Change in Internal Controls.  Based on their evaluation as of a date
          ----------------------------
within 90 days of the filing of this Form N-CSR, the Registrant's President (Principal Executive Officer) and Vice President, Secretary and Chief Financial Officer (Principal Financial Officer) have confirmed that there have been no significant changes in the Registrant's internal controls (which are designed to provide reasonable assurance as to the reliability of our published financial statements) or in other factors that could significantly affect these controls subsequent to the date of such evaluation.

ITEM 10.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
-----------    ----------------------
10(a)(1)       The Code of Ethics for the Registrant's Principal Executive
               Officer, Principal Financial Officer and Principal Accounting
               Officers referred to in Item 2 is filed herewith
10(b)(1)       Certification of Principal Executive Officer Required by Sec-
               tion 302 of the Sarbanes-Oxley Act of 2002 is filed herewith
10(b)(2)       Certification of Principal Financial Officer Required by Sec-
               tion 302 of the Sarbanes-Oxley Act of 2002 is filed herewith
10(c)          Certification of Chief Executive Officer and Chief Financial
               Officer Required by Section 906 of the Sarbanes-Oxley Act of
               2002 is furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of November, 2003.

                                   THE CATHOLIC FUNDS, INC.

                                   By:  /s/  Theodore F. Zimmer
                                        ------------------------------
                                        Theodore F. Zimmer, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of November, 2003.

                                   By:  /s/  Theodore F. Zimmer
                                        ------------------------------
                                        Theodore F. Zimmer, President
                                        (Principal Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        ------------------------------
                                        Allan G.   Lorge,   Vice   President,
                                        Secretary and Chief Financial Officer
                                        (Principal Financial Officer)